Inventories (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Inventories expensed to cost of goods sold	$ 1,061	$ 934